UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5488
                                                     ---------------------

                       Nuveen Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  ANNUAL REPORT October 31, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                                     NUVEEN MUNICIPAL VALUE FUND
                                                                             NUV

                                                    NUVEEN MUNICIPAL INCOME FUND
                                                                             NMI

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

photo of: Man catching falling boy
photo of: Women and girls digging for seashells

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.


Dear
  SHAREHOLDER

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NUV, NMI)

Portfolio Managers'
               COMMENTS


Portfolio managers Tom Spalding and John Miller discuss U.S. economic and market conditions, key investment strategies, and the annual performance of NUV and NMI. With 27 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987, while John, who has 10 years of investment experience, assumed portfolio management responsibility for NMI in 2001.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003?

Over the 12-month reporting period, the two greatest influences on the general economy continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy coupled with Washington's tax relief measures and increased spending for defense helped to fuel an 8.2% year-over-year jump in the third-quarter Gross Domestic Product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control throughout the period.

In the municipal market, the slower rate of economic recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the 12-month period ended October 31, 2003.

During the first 10 months of 2003, municipal supply nationally remained robust, with $319.9 billion in new bonds, up 8% over the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                               TOTAL RETURN          LEHMAN      LIPPER
           MARKET YIELD              ON NAV   TOTAL RETURN1    AVERAGE2
-----------------------------------------------------------------------
                                     1 YEAR          1 YEAR      1 YEAR
                     TAXABLE-         ENDED           ENDED       ENDED
      10/31/03   EQUIVALENT3       10/31/03        10/31/03    10/31/03
-----------------------------------------------------------------------
NUV      5.26%         7.31%          4.90%           5.11%       4.92%
-----------------------------------------------------------------------
NMI      5.60%         7.78%          3.71%           5.11%       4.92%
-----------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended October 31, 2003, NUV performed in line with its Lipper peer group average and trailed the Lehman Brothers Municipal Bond Index by a slight margin, while NMI underperformed both of these measures. Some of the Funds' performance relative to the Lehman index can be attributed to their shorter durations.4 As of the end of October 2003, NUV and NMI had average durations of 7.10 and 6.58, respectively, compared with 8.22 for the Lehman index. These durations hurt the Funds' performances relative to Lehman during much of the past year, since investments with shorter durations generally would be expected to underperform those with longer durations during periods of low or declining interest rates, all other factors being equal.



1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the nine funds in the Lipper General Unleveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements.

In addition to duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' performances during this period. For example, NMI held several credits whose performance over the past 12 months negatively impacted the Fund's total return for this period. One of these was Sinai Hospital, part of the 10-hospital Detroit Medical Center complex. While the Sinai bonds have underperformed the market due primarily to operating losses, new management and a public task force are currently examining funding options for the hospital. As of October 31, 2003, NMI held $2.15 million par value in these bonds (representing 2.3% of its total par), and their decline over this reporting period cost the Fund approximately 45 basis points in total return performance.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

During the 12 months ended October 31, 2003, the dividends of both NUV and NMI were impacted by the continued low level of interest rates. In NUV, the proceeds from a significant number of calls had to be reinvested in the current interest rate environment, necessitating two dividend cuts in this Fund over the past 12 months. In NMI, the credit issues previously mentioned necessitated two dividend reductions as well.

Each Fund seeks to pay a stable dividend at a rate that reflects past results and projected future performance of the Fund. The Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of October 31, 2003, NUV had positive UNII, while NMI had negative UNII.

Increased volatility in the fixed-income markets during the summer of 2003 led to an overall weakening of bond prices. The Funds' share prices and NAVs finished this reporting period lower than they had been at the beginning. As of October 31, 2003, both NUV and NMI continued to trade at discounts to their common share NAVs.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities. We also continued to focus on managing the Funds' durations as a way of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk.

We continued to find opportunities to make trades that we believe would benefit the Funds. In NUV, we focused on bonds offering above-market coupons that can help to support the Fund's dividend, and on issues in the low AA/high A credit quality sectors that can add diversification. As we expected, heavy bond call activity in the utilities sector served to reduce our allocation in this sector to 14% from 31% over the past year, enabling us to reallocate assets to the tax-backed and general obligation sectors which provided additional diversification and extended call protection.

In NMI, we continued to find value in healthcare and utilities, the two largest sector weightings in the Fund. Throughout the past 12 months, we also continued to work through distressed holdings and enhance NMI's positioning through the addition of bonds with the potential to improve diversification and credit quality, consistent with maintaining the Fund's income stream.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of October 31, 2003, NUV offered excellent credit quality, with a 65% allocation of bonds rated AAA/U.S. guaranteed and AA. In NMI, which may invest up to 25% of its portfolio in bonds rated below investment grade (BB or lower), as of the end of the period, the Fund's allocation to BB or lower bonds was 9%, while its allocation to AAA/U.S. Guaranteed and AA bonds was 23%, and its allocation to A and BBB bonds was 52%. Its allocation to non-rated bonds was 16%.

Looking at bond calls, these Funds offer good levels of call protection over the next two years, with potential call exposure of 13% in NUV and 17% in NMI during 2004 and 2005. The number of bond calls will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Municipal Value Fund, Inc.

Performance
   OVERVIEW As of October 31, 2003


NUV



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      49%
AA                                       16%
A                                        14%
BBB                                      12%
NR                                        3%
BB or Lower                               6%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                  $9.12
--------------------------------------------------
Common Share Net Asset Value                 $9.92
--------------------------------------------------
Market Yield                                 5.26%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.31%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,934,433
--------------------------------------------------
Average Effective Maturity (Years)           20.64
--------------------------------------------------
Average Duration                              7.10
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/17/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.66%         4.90%
--------------------------------------------------
5-Year                         4.25%         4.65%
--------------------------------------------------
10-Year                        4.20%         5.29%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.0425
Dec                                      0.0415
Jan                                      0.0415
Feb                                      0.0415
Mar                                      0.0415
Apr                                      0.0415
May                                      0.0415
Jun                                      0.0415
Jul                                      0.0415
Aug                                      0.0415
Sep                                      0.04
Oct                                      0.04



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  9.25
                                         9.4
                                         9.21
                                         9.06
                                         9.11
                                         9.18
                                         9.16
                                         9.08
                                         9.29
                                         9.28
                                         9.1
                                         9.15
                                         9.18
                                         9.24
                                         9.35
                                         9.26
                                         9.29
                                         9.37
                                         9.48
                                         9.13
                                         9
                                         9.17
                                         9.07
                                         9.01
                                         9.11
                                         9.19
                                         9.29
                                         9.32
                                         9.48
                                         9.51
                                         9.62
                                         9.4
                                         9.51
                                         9.55
                                         9.56
                                         9.23
                                         9.19
                                         9.2
                                         9.03
                                         9.03
                                         9.14
                                         9.12
                                         9.1
                                         9.16
                                         9.16
                                         9.15
                                         9.09
                                         9.13
10/31/03                                 9.12


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0415 per share.

Nuveen Municipal Income Fund, Inc.

Performance
   OVERVIEW As of October 31, 2003


NMI



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      18%
AA                                        5%
A                                         8%
BBB                                      44%
NR                                       16%
BB or Lower                               9%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                  $9.64
--------------------------------------------------
Common Share Net Asset Value                $10.41
--------------------------------------------------
Market Yield                                 5.60%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.78%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $84,491
--------------------------------------------------
Average Effective Maturity (Years)           17.83
--------------------------------------------------
Average Duration                              6.58
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 4/20/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.02%         3.71%
--------------------------------------------------
5-Year                         0.99%         3.19%
--------------------------------------------------
10-Year                        2.87%         4.64%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      24%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------
Materials                                      10%
--------------------------------------------------
Consumer Staples                                7%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.05
Dec                                      0.05
Jan                                      0.05
Feb                                      0.05
Mar                                      0.05
Apr                                      0.05
May                                      0.05
Jun                                      0.048
Jul                                      0.048
Aug                                      0.048
Sep                                      0.045
Oct                                      0.045



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  9.92
                                         10.08
                                         9.9
                                         9.73
                                         9.8
                                         9.91
                                         10.05
                                         10
                                         9.84
                                         10
                                         10.08
                                         10.17
                                         10.17
                                         10.42
                                         10.51
                                         10.53
                                         10.3
                                         10.85
                                         10.86
                                         10.75
                                         10.66
                                         10.7
                                         10.86
                                         10.78
                                         10.85
                                         10.96
                                         10.91
                                         11
                                         10.93
                                         11.07
                                         11
                                         10.85
                                         10.78
                                         10.69
                                         10.46
                                         10.3
                                         10.11
                                         9.95
                                         9.81
                                         9.78
                                         9.76
                                         9.9
                                         9.91
                                         9.77
                                         9.74
                                         9.97
                                         9.75
                                         9.64
10/31/03                                 9.64


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0019 per share.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on July 28, 2003.
                                                                                                                 NUV             NMI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                              Common          Common
                                                                                                              Shares          Shares
====================================================================================================================================
William E. Bennett
      For                                                                                                113,783,322       5,071,630
      Withhold                                                                                             4,759,809         180,466
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
Robert P. Bremner
      For                                                                                                113,831,430       5,092,094
      Withhold                                                                                             4,711,701         160,002
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
Jack B. Evans
      For                                                                                                113,887,991       5,087,343
      Withhold                                                                                             4,655,140         164,753
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
William L. Kissick
      For                                                                                                113,725,573       5,092,984
      Withhold                                                                                             4,817,558         159,112
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
Thomas E. Leafstrand
      For                                                                                                113,910,787       5,094,775
      Withhold                                                                                             4,632,344         157,321
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
William J. Schneider
      For                                                                                                113,913,714       5,099,487
      Withhold                                                                                             4,629,417         152,609
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
Judith M. Stockdale
      For                                                                                                113,894,160       5,090,625
      Withhold                                                                                             4,648,971         161,471
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
Sheila W. Wellington
      For                                                                                                113,788,828       5,088,623
      Withhold                                                                                             4,754,303         163,473
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================

Shareholder
   MEETING REPORT (continued)

                                                                                                                 NUV             NMI
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Common          Common
                                                                                                              Shares          Shares
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT RESTRICTION WITH RESPECT TO LENDING
      For                                                                                                 87,133,492       3,723,371
      Against                                                                                              9,120,403         482,486
      Abstain                                                                                              4,715,222         156,055
      Broker Non-Vote                                                                                     17,574,014         890,184
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT RESTRICTION WITH RESPECT TO BORROWING
      For                                                                                                 87,375,125       3,699,631
      Against                                                                                              8,849,327         496,898
      Abstain                                                                                              4,744,665         165,383
      Broker Non-Vote                                                                                     17,574,014         890,184
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND THE TRANSACTIONS CONTEMPLATED THEREBY
      For                                                                                                 88,445,971       3,791,850
      Against                                                                                              7,158,099         390,535
      Abstain                                                                                              5,365,047         179,527
      Broker Non-Vote                                                                                     17,574,014         890,184
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              118,543,131       5,252,096
====================================================================================================================================

Report of
   INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS AND SHAREHOLDERS

NUVEEN MUNICIPAL VALUE FUND, INC.
NUVEEN MUNICIPAL INCOME FUND, INC.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Municipal Value Fund, Inc. and Nuveen Municipal Income Fund, Inc. as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Municipal Value Fund, Inc. and Nuveen Municipal Income Fund, Inc. at October 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
December 12, 2003

                            Nuveen Municipal Value Fund, Inc. (NUV)

                            Portfolio of
                                    INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.4%

$       1,865   Alabama Housing Finance Authority, Collateralized Home                 4/08 at 102.00        Aaa        $ 1,892,714
                 Mortgage Program, Single Family Mortgage Revenue Bonds,
                 Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)

        5,000   The Industrial Development Board of the Town of Courtland,            11/09 at 101.00       Baa2          5,253,000
                 Alabama, Solid Waste Disposal Revenue Bonds, Champion
                 International Paper Corporation, Series 1999A,
                 6.700%, 11/01/29 (Alternative Minimum Tax)

        1,750   Huntsville Health Care Authority, Alabama, Revenue Bonds,              6/11 at 101.00         A2          1,778,928
                 Series 2001A, 5.750%, 6/01/31

        4,000   The Medical Clinic Board of the City of Jasper, Alabama,               1/04 at 101.00       Baa1          4,027,840
                 Hospital Revenue Bonds, Series 1993 (Walker Regional
                 Medical Center, Inc. Project), 6.375%, 7/01/18

       12,000   Jefferson County, Alabama, Sewer Revenue Capital                       2/09 at 101.00        AAA         13,727,280
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.2%

        3,000   Municipality of Anchorage, Alaska, General Obligation                  9/13 at 100.00        AAA          3,057,000
                 Bonds, Series 2003B, 5.000%, 9/01/23 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.2%

        4,900   Arizona Health Facilities Authority, Hospital System Revenue          11/09 at 100.00        Ba2          4,110,855
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.250%, 11/15/29

        1,400   Arizona Health Facilities Authority, Hospital System Revenue           2/12 at 101.00        Ba2          1,208,760
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

       16,000   Arizona Health Facilities Authority, Hospital Revenue Bonds,           7/10 at 101.00       Baa1         17,256,320
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

       10,460   Cabot School District No. 4 of Lonoke County, Arkansas,                8/08 at 100.00        Aaa         10,518,053
                 General Obligation Bonds, Series 2003 Refunding,
                 5.000%, 2/01/32 - AMBAC Insured

        1,050   City of Conway, Arkansas, Sales and Use Tax Capital                   12/06 at 101.00        AAA          1,148,501
                 Improvement Bonds, Series 1997A, 5.350%, 12/01/17 -
                 FSA Insured

        2,750   Jefferson County, Arkansas, Pollution Control Revenue                 12/03 at 101.00       BBB-          2,734,105
                 Refunding Bonds, Entergy Arkansas, Inc. Project,
                 Series 1997, 5.600%, 10/01/17

        2,000   Board of Trustees of the University of Arkansas at                    12/12 at 100.00        Aaa          2,018,240
                 Fayetteville, Various Facilities Revenue Bonds, Series 2002,
                 5.000%, 12/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.7%

        7,310   California Educational Facilities Authority, Revenue Bonds,            10/09 at 39.19        Aaa          2,424,435
                 Loyola Marymount University, Series 2000,
                 0.000%, 10/01/24 (Pre-refunded to 10/01/09) -
                 MBIA Insured

       13,000   California Health Facilities Financing Authority, Revenue              3/13 at 100.00          A         11,925,420
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        3,975   California Infrastructure and Economic Development Bank,              10/11 at 101.00         A-          3,984,620
                 Revenue Bonds, Series 2001, The J. David Gladstone
                 Institutes Project, 5.250%, 10/01/34

                State of California, General Obligation Bonds, Series 2003:
       14,600    5.250%, 2/01/28                                                       8/13 at 100.00         A3         14,497,800
       30,000    5.000%, 2/01/33                                                       8/13 at 100.00         A3         28,475,100

       14,500   California Department of Water Resources, Water System                12/03 at 101.00         AA         14,299,900
                 Revenue Bonds, Central Valley Project, Series 1993M,
                 4.750%, 12/01/24

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       10,000    5.125%, 5/01/19                                                       5/12 at 101.00         A3         10,226,500
       10,000    5.250%, 5/01/20                                                       5/12 at 101.00         A3         10,259,500


                                       10

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      17,155   State Public Works Board of the State of California, Lease            12/03 at 102.00        Aa2        $17,548,364
                 Revenue Refunding Bonds (The Regents of the University
                 of California), 1993 Series A (Various University of
                 California Projects), 5.500%, 6/01/21

       15,500   California Statewide Community Development Authority,                  4/09 at 101.00       BBB-         15,484,500
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        6,530   California Statewide Community Development Authority,                  1/04 at 102.00        AA-          6,661,188
                 Certificates of Participation, St. Joseph Health System,
                 Series 1993, 5.500%, 7/01/14

        3,000   Capistrano Unified School District, Ladera, California,                9/09 at 102.00        N/R          2,981,760
                 Special Tax Bonds, Community Facilities District 98-2,
                 Series 1999, 5.750%, 9/01/29

        5,895   Central California Joint Powers Health Financing Authority,            2/04 at 100.00       Baa2          5,517,248
                 Certificates of Participation, Community Hospitals of
                 Central California, Series 1993, 5.000%, 2/01/23

                Foothill-Eastern Transportation Corridor Agency, California,
                Toll Road Revenue Bonds, Series 1995A:
       30,000    0.000%, 1/01/22                                                         No Opt. Call        AAA         12,048,900
        2,500    6.000%, 1/01/34 (Pre-refunded to 1/01/07)                             1/07 at 100.00        AAA          2,827,925

        3,500   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00        BBB          3,193,190
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

       30,000   Golden State Tobacco Securitization Corporation,                       6/13 at 100.00        AAA         29,537,400
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.000%, 6/01/38 - AMBAC Insured

        9,000   Department of Water and Power of the City of Los Angeles,              7/11 at 100.00         AA          9,027,090
                 California, Waterworks Revenue Bonds, Series 2001A
                 Refunding, 5.125%, 7/01/41

        4,000   Regional Airports Improvement Corporation, California,                12/12 at 102.00         B-          3,890,080
                 American Airlines Inc. Terminal 4 Project, Los Angeles
                 International Airport Facilities Sublease Revenue Bonds,
                 Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)

       30,470   Los Angeles County Public Works Financing Authority,                  12/03 at 102.00        AAA         31,165,935
                 California, Lease Revenue Bonds, Series 1993, Multiple
                 Capital Facilities Project IV, 4.750%, 12/01/13 -
                 MBIA Insured

        7,300   San Diego County, California, Certificates of Participation,           9/09 at 101.00       Baa3          7,550,609
                 Burnham Institute, Series 1999, 6.250%, 9/01/29

        2,665   Yuba County Water Agency, California, Yuba River                       3/04 at 100.00        Ba3          2,571,379
                 Development Revenue Bonds, Pacific Gas and Electric
                 Company Project, Series 1966A, 4.000%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.8%

        1,800   Colorado Educational and Cultural Facilities Authority,                8/11 at 100.00        Ba2          1,873,494
                 Boulder County, Colorado, Charter School Revenue Bonds,
                 Peak to Peak Charter School Project, Created by Boulder
                 Valley School District No. RE-2, 7.625%, 8/15/31

                Colorado Health Facilities Authority, Revenue Bonds, Series
                1994, Sisters of Charity Health Care Systems, Inc.:
        9,590    5.250%, 5/15/14 (Pre-refunded to 5/15/04)                             5/04 at 102.00      AA***          9,998,918
          345    5.250%, 5/15/14 (Pre-refunded to 5/15/04)                             5/04 at 102.00      AA***            359,711
        2,580    5.250%, 5/15/14                                                       5/04 at 102.00         AA          2,638,618

          500   Colorado Health Facilities Authority, Revenue Bonds,                   1/12 at 100.00        BBB            509,275
                 Vail Valley Medical Center Project, Series 2001,
                 5.750%, 1/15/22

       18,915   City and County of Denver, Colorado, Airport System                   11/13 at 100.00        AAA         18,900,057
                 Revenue Bonds, Series 2003B Refunding, 5.000%, 11/15/33 -
                 XLCA Insured

       20,000   Denver Convention Center Hotel Authority, Colorado,                   12/13 at 100.00        AAA         20,054,200
                 Convention Center Hotel Senior Revenue Bonds,
                 Series 2003A, 5.000%, 12/01/33 - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000A:
       39,700    0.000%, 9/01/28 - MBIA Insured                                         9/10 at 31.42        AAA          9,444,630
        5,000    5.750%, 9/01/35 - MBIA Insured                                        9/10 at 102.00        AAA          5,489,750

        7,000   Northwest Parkway Public Highway Authority, Colorado,                  6/16 at 100.00        AAA          4,987,570
                 Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/21 -
                 AMBAC Insured


                                       11


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.6%

$       4,125   Metropolitan Washington, D.C. Airports Authority,                     10/12 at 100.00        AAA        $ 4,489,072
                 Airport System Revenue Bonds, 2002 Series A,
                 5.750%, 10/01/16 (Alternative Minimum Tax) -
                 FGIC Insured

       27,725   Washington Convention Center Authority, Washington,                   10/08 at 100.00        AAA         26,811,739
                 D.C., Senior Lien Dedicated Tax Revenue Bonds,
                 Series 1998, 4.750%, 10/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.5%

        4,000   Escambia County Health Facilities Authority, Florida,                 11/12 at 101.00         AA          4,282,040
                 Revenue Bonds, Ascension Health, Series 2002C,
                 5.750%, 11/15/32

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue          10/11 at 100.00        AAA         10,797,435
                 Bonds, Series 2001, 5.000%, 10/01/30 - AMBAC Insured

        5,000   Orange County Health Facilities Authority, Florida, Hospital          10/09 at 101.00         A2          5,187,700
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26

        8,250   The School Board of Orange County, Florida, Certificates               8/12 at 100.00        AAA          8,342,070
                 of Participation, Series 2002A, 5.000%, 8/01/27 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.9%

        2,500   City of Atlanta, Georgia, Water and Wastewater Revenue                 5/12 at 100.00        AAA          2,519,800
                 Bonds, Series 2001A, 5.000%, 11/01/33 - MBIA Insured

        9,790   City of Atlanta, Georgia, Water and Wastewater Revenue                 5/09 at 101.00        AAA          9,835,621
                 Bonds, Series 1999A, 5.000%, 11/01/38 - FGIC Insured

                Coffee County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Coffee Regional Medical Center, Inc. Project,
                Series 1997A:
        1,700    6.250%, 12/01/06                                                        No Opt. Call        N/R          1,778,302
       21,100    6.750%, 12/01/26                                                     12/06 at 102.00        N/R         21,327,247

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation              7/09 at 102.00        N/R          2,154,060
                 Certificates, Ty Cobb Healthcare System, Inc. Project,
                 Series 1999, 6.500%, 7/01/27


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        7,500   State of Hawaii, General Obligation Bonds, Series 2003DA,              9/13 at 100.00        AAA          7,866,525
                 5.250%, 9/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.3%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,              1/10 at 100.00         A+          2,249,046
                 6.375%, 1/01/20

       10,000   City of Chicago, Illinois, General Obligation Bonds,                   7/12 at 100.00        AAA         10,604,100
                 Series 2002A Project and Refunding, 5.625%, 1/01/39 -
                 AMBAC Insured

        2,000   Chicago School Reform Board of Trustees of the Board                  12/07 at 102.00        AAA          2,080,600
                 of Education of the City of Chicago, Illinois, Unlimited
                 Tax General Obligation Bonds, (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/22 - AMBAC Insured

       15,000   Chicago School Reform Board of Trustees of the Board                     No Opt. Call        AAA          4,754,100
                 of Education of the City of Chicago, Illinois, Unlimited
                 Tax General Obligation Bonds, Dedicated Tax Revenue,
                 Series 1998-B1, 0.000%, 12/01/24 - FGIC Insured

        5,000   Chicago Housing Authority, Illinois, Capital Program                   7/12 at 100.00      AA***          5,279,550
                 Revenue Bonds, Series 2001, 5.375%, 7/01/18

        1,125   Metropolitan Water Reclamation District of Greater                       No Opt. Call        Aaa          1,373,400
                 Chicago, Illinois, General Obligation Capital Improvement
                 Bonds, Series 1991, 7.000%, 1/01/11

        2,575   City of Chicago, Illinois, Chicago O'Hare International                1/11 at 101.00        AAA          2,584,553
                 Airport, Second Lien Passenger Facility Charge Revenue
                 Bonds, Series 2001C, 5.100%, 1/01/26 (Alternative
                 Minimum Tax) - AMBAC Insured

        2,000   DuPage County Community Unit School District No. 200,                 11/13 at 100.00        Aaa          2,133,840
                 Wheaton, Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        4,335   Illinois Development Finance Authority, Industrial                    12/03 at 101.00        N/R          4,340,072
                 Development Revenue Bonds, Series 1992 (Plano
                 Molding Company Project), 7.750%, 6/01/12
                 (Alternative Minimum Tax)

        3,000   Illinois Development Finance Authority, Pollution Control                No Opt. Call         A-          3,155,070
                 Revenue Refunding Bonds, Commonwealth Edison
                 Company Project, Series 1994D, 5.850%, 1/15/14

       28,030   Illinois Development Finance Authority, Local Government                 No Opt. Call        Aaa         13,194,842
                 Program Revenue Bonds, Elgin School District U46,
                 Kane, Cook and DuPage Counties, Series 2002,
                 0.000%, 1/01/19 - FSA Insured


                                       12

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Illinois Development Finance Authority, Revenue Bonds, The
                Presbyterian Home of Lake Forest Project, Series 1996B:
$       6,495    6.400%, 9/01/31 (Pre-refunded to 9/01/06)                             9/06 at 102.00        AAA        $ 7,478,213
          990    6.400%, 9/01/31 - FSA Insured                                         9/06 at 102.00        AAA          1,118,948

        1,800   Illinois Development Finance Authority, Local Government                 No Opt. Call        Aaa            850,140
                 Program Revenue Bonds, Rockford School District 205
                 Project, Series 2000, 0.000%, 2/01/19 - FSA Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds,                12/21 at 100.00        BBB          3,098,783
                 Chicago Charter School Foundation Project, Series 2002A,
                 6.250%, 12/01/32

        8,000   Illinois Development Finance Authority, Revenue Bonds,                 9/11 at 100.00        AAA          8,069,280
                 Illinois Wesleyan University, Series 2001,
                 5.125%, 9/01/35 - AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds,                  11/03 at 102.00        AAA          7,161,350
                 Swedish American Hospital Project, Series 1993,
                 5.375%, 11/15/23 - AMBAC Insured

       18,015   Illinois Health Facilities Authority, Revenue Bonds,                  11/03 at 102.00        AAA         18,428,444
                 Rush-Presbyterian-St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        4,350   Illinois Health Facilities Authority Revenue Bonds,                      No Opt. Call       A***          5,426,843
                 Series 1992 (South Suburban Hospital), 7.000%, 2/15/18

        8,000   Illinois Health Facilities Authority, Revenue Bonds,                   8/07 at 101.00        AAA          8,266,160
                 Sherman Health Systems, Series 1997, 5.250%, 8/01/22 -
                 AMBAC Insured

       15,000   Illinois Health Facilities Authority, Revenue Bonds,                   5/10 at 101.00         A3         15,938,850
                 Condell Medical Center, Series 2000, 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds,                   2/11 at 101.00        AAA         15,368,400
                 Edward Hospital Obligated Group, Series 2001B,
                 5.250%, 2/15/34 - FSA Insured

        5,000   Illinois Sports Facilities Authority, State Tax Supported              6/15 at 101.00        AAA          3,577,850
                 Bonds, Series 2001, 0.000%, 6/15/30 - AMBAC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1992A:
       18,955    0.000%, 6/15/17 - FGIC Insured                                          No Opt. Call        AAA          9,946,826
       12,300    0.000%, 6/15/18 - FGIC Insured                                          No Opt. Call        AAA          6,060,210

                Metropolitan Pier and Exposition Authority Illinois, McCormick
                Place Expansion Project Bonds, Series 1994B:
        7,250    0.000%, 6/15/18 - MBIA Insured                                          No Opt. Call        AAA          3,572,075
        3,385    0.000%, 6/15/21 - MBIA Insured                                          No Opt. Call        AAA          1,372,211
        9,900    0.000%, 6/15/29 - FGIC Insured                                          No Opt. Call        AAA          2,428,767

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
       16,550    0.000%, 12/15/21 - MBIA Insured                                         No Opt. Call        AAA          6,532,451
        1,650    5.250%, 6/15/27 - AMBAC Insured                                       6/06 at 102.00        AAA          1,687,290

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Revenue Bonds, Series 2002A:
       10,000    0.000%, 6/15/24 - MBIA Insured                                        6/22 at 101.00        AAA          4,843,100
       21,000    0.000%, 6/15/34 - MBIA Insured                                          No Opt. Call        AAA          3,840,060
       21,000    0.000%, 12/15/35 - MBIA Insured                                         No Opt. Call        AAA          3,513,720
       20,000    0.000%, 6/15/36 - MBIA Insured                                          No Opt. Call        AAA          3,247,200
       18,855    0.000%, 6/15/39 - MBIA Insured                                          No Opt. Call        AAA          2,572,199
        2,150    5.250%, 6/15/42 - MBIA Insured                                        6/12 at 101.00        AAA          2,203,083

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Revenue Bonds, Series 2002B:
        3,000    0.000%, 6/15/20 - MBIA Insured                                        6/17 at 101.00        AAA          1,960,050
        2,950    0.000%, 6/15/21 - MBIA Insured                                        6/17 at 101.00        AAA          1,909,476

       11,650   Regional Transportation Authority, Cook, DuPage, Kane,                 6/04 at 102.00        AAA         12,237,277
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1994A, 6.250%, 6/01/24
                 (Pre-refunded to 6/01/04) - AMBAC Insured

        1,135   Tri-City Regional Port District, Illinois, Port and Terminal             No Opt. Call        N/R          1,218,218
                 Facilities Revenue Bonds, Refunding and Dock 2
                 Enhancement Project, Series 1998B, 5.875%, 7/01/08
                 (Alternative Minimum Tax)


                                       13


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,230   Tri-City Regional Port District, Illinois, Port and Terminal             No Opt. Call        N/R        $ 1,207,983
                 Facilities Revenue Bonds, Delivery Network Project,
                 Series 2003A Refunding, 4.900%, 7/01/14
                 (Alternative Minimum Tax)

        2,295   Will County Community School District 161 Summit Hill,                   No Opt. Call        Aaa          1,151,172
                 Illinois, Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.7%

       10,000   Indiana Bond Bank, State Revolving Fund Program Bonds,                 2/13 at 101.00        AAA         10,860,100
                 Series 2001A, 5.375%, 2/01/19

       10,000   Indiana Health Facility Financing Authority, Hospital                 11/07 at 102.00        AAA         10,389,100
                 Revenue Bonds, Series 1997A (Sisters of St. Francis
                 Health Services, Inc. Project), 5.375%, 11/01/27 -
                 MBIA Insured

       17,105   Indiana Health Facility Financing Authority, Hospital                  2/07 at 102.00        AA-         18,145,668
                 Revenue Bonds, Series 1996A, Clarian Health
                 Partners Inc., 6.000%, 2/15/21

       20,000   Indiana Transportation Finance Authority, Highway                      6/13 at 100.00        AAA         20,121,800
                 Revenue Bonds, Series 2003A, 5.000%, 6/01/28 -
                 FSA Insured

        4,840   Indianapolis Airport Authority, Indiana, Special Facilities            7/04 at 102.00        BBB          5,089,260
                 Revenue Bonds, Federal Express Corporation Project,
                 Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

                The Indianapolis, Indiana, Local Public Improvement Bond
                Bank, Series 1999E:
       12,500    0.000%, 2/01/21 - AMBAC Insured                                         No Opt. Call        AAA          5,121,625
       14,425    0.000%, 2/01/27 - AMBAC Insured                                         No Opt. Call        AAA          4,029,624

        5,000   Mooresville School Building Corporation, Morgan County,                1/09 at 102.00        AAA          5,315,850
                 Indiana, First Mortgage Bonds, Series 1998,
                 5.000%, 7/15/15 - FSA Insured

       13,100   Noblesville Catholic High School Corporation, Indiana,                 7/13 at 101.00        N/R         12,591,982
                 Revenue Bonds, Series 2003, 5.750%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.5%

        3,500   Iowa Higher Education Loan Authority, Private College                 10/12 at 100.00          A          3,607,975
                 Facility Revenue Bonds, Wartburg College Project,
                 Series 2002, 5.500%, 10/01/33 - ACA Insured

        2,640   Iowa Housing Finance Authority, Single Family Housing                    No Opt. Call        AAA            634,022
                 Bonds, Series 1984A, 0.000%, 9/01/16 - AMBAC Insured

        5,820   Tobacco Settlement Authority, Iowa, Tobacco Settlement                 6/11 at 101.00        BBB          4,497,812
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        6,650   Newton, Kansas, Hospital Revenue Bonds, Newton                        11/04 at 102.00     N/R***          7,223,297
                 Healthcare Corporation, Series 1994A, 7.750%, 11/15/24
                 (Pre-refunded to 11/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.3%

        5,275   Greater Kentucky Housing Assistance Corporation,                       1/04 at 100.00        AAA          5,278,851
                 Mortgage Revenue Refunding Bonds, Series 1997A
                 (FHA-Insured Mortgage Loans - Section 8 Assisted
                 Projects), 6.100%, 1/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.9%

        1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding                  3/08 at 102.00        Ba3            923,820
                 Bonds, Georgia Pacific Corporation Project, Series 1998
                 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

       16,120   Louisiana Public Facilities Authority, Hospital Revenue               11/03 at 100.00        AAA         19,939,795
                 Refunding Bonds, Southern Baptist Hospitals, Inc.
                 Project, Series 1986, 8.000%, 5/15/12

       20,880   Tobacco Settlement Financing Corporation, Louisiana,                   5/11 at 101.00        BBB         16,717,781
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.8%

       14,365   Maine State Housing Authority, Mortgage Purchase Bonds,                2/04 at 102.00        AA+         14,691,660
                 1994 Series A, 5.550%, 11/15/14

        1,015   Maine State Housing Authority, Mortgage Purchase Bonds,                5/05 at 102.00        AA+          1,050,667
                 1995 Series A-2, 6.650%, 11/15/25 (Alternative
                 Minimum Tax)


                                       14

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.8%

$      10,900   Community Development Administration, Maryland                         3/07 at 101.50        Aa2        $11,313,655
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 1997B, 5.875%, 9/01/25
                 (Alternative Minimum Tax)

        3,500   Maryland Energy Financing Administration, Limited                      9/05 at 102.00        N/R          3,550,785
                 Obligation Cogeneration Revenue Bonds, AES Warrior
                 Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales               7/12 at 100.00        AAA         10,069,300
                 Tax Revenue Bonds, Series 2002A Refunding,
                 5.000%, 7/01/32

                Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
          215    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                             1/04 at 100.00        Aaa            217,761
          220    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                             7/04 at 100.00        Aaa            231,227
          105    8.750%, 7/01/18 (Pre-refunded to 1/01/05)                             1/05 at 100.00        Aaa            114,160
          110    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                             7/05 at 100.00        Aaa            123,553

        5,000   Commonwealth of Massachusetts, General Obligation Bonds,               1/13 at 100.00        AAA          5,261,550
                 Consolidated Loan, Series 2002E, 5.250%, 1/01/22 -
                 FGIC Insured

        1,720   Massachusetts Development Finance Agency, Resource                    12/08 at 102.00        BBB          1,632,332
                 Recovery Revenue Bonds, Ogden Haverhill  Project,
                 Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)

       16,400   Massachusetts Turnpike Authority, Metropolitan Highway                 1/07 at 102.00        AAA         16,432,144
                 System Revenue Bonds, 1997 Series A Senior,
                 5.000%, 1/01/37 - MBIA Insured

        8,000   Massachusetts Turnpike Authority, Metropolitan Highway                 1/07 at 102.00        AAA          8,062,240
                 System Revenue Bonds, 1997 Series B Subordinated,
                 5.125%, 1/01/37 - MBIA Insured

        5,000   Massachusetts Turnpike Authority, Metropolitan Highway                 1/09 at 101.00        AAA          5,011,500
                 System Revenue Bonds, 1999 Series A Subordinated,
                 5.000%, 1/01/39 - AMBAC Insured

        6,000   Massachusetts Water Pollution Abatement Trust, Pool                    8/10 at 101.00        AAA          6,392,100
                 Program Bonds, Series 6, 5.500%, 8/01/30


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.8%

        6,000   Dearborn Economic Development Corporation, Michigan,                   8/04 at 102.00        AAA          6,226,200
                 Hospital Revenue Refunding Bonds, Oakwood Obligated
                 Group, Series 1994A, 5.250%, 8/15/21 - MBIA Insured

       10,865   Detroit Local Development Finance Authority, Michigan,                 5/09 at 101.00        BB-          8,487,955
                 Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21

        1,400   Detroit, Michigan, Sewage Disposal System Revenue                      7/05 at 101.00        AAA          1,489,628
                 Refunding Bonds, Series 1995B, 5.250%, 7/01/15 -
                 MBIA Insured

        8,800   Detroit, Michigan, Water Supply System Revenue Refunding               7/04 at 102.00        AAA          8,857,200
                 Bonds, Series 1993, 5.000%, 7/01/23 - FGIC Insured

                Michigan Municipal Bond Authority, Public School Academy
                Revenue Bonds, Detroit Academy, Series 2001A:
        2,000    7.500%, 10/01/12                                                     10/09 at 102.00        Ba1          2,000,400
        3,000    7.900%, 10/01/21                                                     10/09 at 102.00        Ba1          2,967,150
        3,500    8.000%, 10/01/31                                                     10/09 at 102.00        Ba1          3,455,410

                Michigan State Hospital Finance Authority, Revenue and Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        1,000    6.250%, 8/15/13                                                       2/04 at 102.00        Ba3            768,050
       12,925    6.500%, 8/15/18                                                       2/04 at 102.00        Ba3          9,530,895

       37,490   Michigan State Hospital Finance Authority, Hospital Revenue            8/08 at 101.00        Ba3         21,568,747
                 Bonds, Detroit Medical Center Obligated Group,
                 Series 1998A, 5.250%, 8/15/28

       11,180   Michigan Housing Development Authority, Rental Housing                 6/05 at 102.00        AAA         11,636,144
                 Revenue Bonds, Series 1995B, 6.150%, 10/01/15 -
                 MBIA Insured

       25,000   Michigan Strategic Fund, Limited Obligation Refunding                  9/05 at 102.00        AAA         27,460,250
                 Revenue Bonds, Detroit Edison Company Pollution Control
                 Bonds Project, Collateralized Series 1995AA,
                 6.400%, 9/01/25 - MBIA Insured

        7,200   Michigan Strategic Fund, Resource Recovery Limited                    12/12 at 100.00        AAA          7,428,600
                 Obligation Revenue Bonds, Detroit Edison Company,
                 Series 2002D Refunding, 5.250%, 12/15/32 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.2%

        3,210   Minnesota Housing Finance Agency, Rental Housing Bonds,                2/05 at 102.00        AAA          3,304,499
                 Series 1995D, 5.900%, 8/01/15 - MBIA Insured


                                       15


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.7%

$       2,000   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00        AAA        $ 2,018,300
                 Agency, Metrolink Cross County Extension Project, Mass
                 Transit Sales Tax Appropriation Bonds, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

       40,000   Health and Educational Facilities Authority of the State               5/13 at 100.00         AA         41,274,400
                 of Missouri, Health Facilities Revenue Bonds, BJC
                 Health System, Series 2003, 5.250%, 5/15/32

        4,000   Sugar Creek, Missouri, Industrial Development Revenue                  6/13 at 101.00        BBB          3,895,920
                 Bonds, Lafarge North America Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
        1,750    5.500%, 11/15/12                                                     11/07 at 101.00        BB+          1,680,858
        1,000    5.600%, 11/15/17                                                     11/07 at 101.00        BB+            922,320

        3,075   West Plains Industrial Development Authority, Missouri,               11/09 at 101.00        BB+          3,087,669
                 Hospital Facilities Revenue Bonds, Ozark Medical Center,
                 Series 1999, 6.750%, 11/15/24


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.3%

        5,000   Forsyth, Rosebud County, Montana, Pollution Control                    3/13 at 101.00        AAA          5,029,750
                 Revenue Refunding Bonds, Puget Sound Energy,
                 Series 2003A, 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.4%

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000:
        7,500    0.000%, 1/01/24 - AMBAC Insured                                         No Opt. Call        AAA          2,499,300
       11,000    0.000%, 1/01/25 - AMBAC Insured                                         No Opt. Call        AAA          3,437,060
        2,000    5.625%, 1/01/32 - AMBAC Insured                                       1/10 at 102.00        AAA          2,154,980
       19,010    5.375%, 1/01/40 - AMBAC Insured                                       1/10 at 100.00        AAA         19,888,452


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.8%

       25,625   New Jersey Economic Development Authority, Special                     9/09 at 101.00          B         21,858,381
                 Facility Revenue Bonds, Continental Airlines, Inc. Project,
                 Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

       10,250   New Jersey Economic Development Authority, Special                    11/10 at 101.00          B          9,384,490
                 Facilities Revenue Bonds, Continental Airlines Inc. Project,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

        5,000   New Jersey Health Care Facilities Financing Authority,                 7/10 at 101.00       BBB-          5,413,050
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

        7,500   New Jersey Transportation Trust Fund Authority,                        6/13 at 100.00        AA-          8,010,600
                 Transportation System Bonds, Series 2003C, 5.500%, 6/15/24

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        1,490    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call        AAA          1,816,146
          415    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call        AAA            505,839

       26,680   Tobacco Settlement Financing Corporation, New Jersey,                  6/12 at 100.00        BBB         21,973,114
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/42

        6,250   Tobacco Settlement Financing Corporation, New Jersey,                  6/13 at 100.00        BBB          5,240,688
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.250%, 6/01/43


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 14.5%

        5,360   East Rochester Housing Authority, New York, FHA-Insured                8/07 at 102.00        AAA          5,730,644
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.600%, 8/01/17 - MBIA Insured

       11,000   Long Island Power Authority, New York, Electric System                 6/08 at 101.00        AAA         11,380,380
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 MBIA Insured

       15,500   Long Island Power Authority, New York, Electric System                 9/11 at 100.00         A-         15,836,505
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        5,000   The City of New York, New York, General Obligation Bonds,              2/06 at 101.50          A          5,385,700
                 Fiscal Series 1996G, 5.750%, 2/01/14

       13,395   The City of New York, New York, General Obligation Bonds,              8/07 at 101.00          A         14,385,962
                 Fiscal Series 1998D, 5.500%, 8/01/10

                The City of New York, New York, General Obligation Bonds,
                Fiscal Series 1997G:
        5,685    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                          10/07 at 101.00        Aaa          6,611,200
       33,925    6.000%, 10/15/26                                                     10/07 at 101.00          A         37,076,293


                                       16

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                The City of New York, New York, General Obligation Bonds,
                Fiscal Series 1997E:
$         610    6.000%, 8/01/16 (Pre-refunded to 8/01/06)                             8/06 at 101.50       A***        $   691,642
        9,390    6.000%, 8/01/16                                                       8/06 at 101.50          A         10,292,942

                The City of New York, New York, General Obligation Bonds, Fiscal
                2003 Series J:
       15,000    5.500%, 6/01/21                                                       6/13 at 100.00          A         15,898,950
       10,000    5.500%, 6/01/22                                                       6/13 at 100.00          A         10,575,500

       15,000   New York City Municipal Water Finance Authority, New York,             6/06 at 101.00        AAA         16,486,350
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26 - MBIA Insured

       10,000   New York City Industrial Development Agency, New York,                 8/12 at 101.00        CCC          7,650,100
                 Special Facilities Revenue Bonds, American Airlines, Inc.
                 JFK Airport Project, Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

        5,200   Dormitory Authority of the State of New York, Court                    5/10 at 101.00          A          5,538,000
                 Facilities Lease Revenue Bonds, The City of New York
                 Issue, Series 1999, 6.000%, 5/15/39

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1999D:
        6,490    5.250%, 2/15/29 (Pre-refunded to 8/15/09)                             8/09 at 101.00     AA-***          7,437,994
          510    5.250%, 2/15/29                                                       8/09 at 101.00        AA-            516,625

        8,365   New York State Medical Care Facilities Finance Agency,                 2/04 at 102.00        AAA          8,658,612
                 St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
                 Revenue Bonds, 1993 Series A, 5.600%, 8/15/13

        8,500   Power Authority of the State of New York, General                     11/10 at 100.00        Aa2          8,693,885
                 Revenue Bonds, Series 2000A, 5.250%, 11/15/40

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mount Sinai NYU Health Obligated Group, Series 2002C:
        4,350    5.750%, 7/01/13 (Optional put 7/01/05)                                2/05 at 100.00       BBB-          4,393,935
        7,500    6.000%, 7/01/26                                                       2/05 at 100.00       BBB-          7,575,525

        2,000   New York State Urban Development Corporation, State                    3/13 at 100.00         AA          2,006,560
                 Personal Income Tax Revenue Bonds, State Facilities
                 and Equipment, Series 2002C-1, 5.000%, 3/15/33

        2,500   Port Authority of New York and New Jersey, Special                       No Opt. Call        AAA          2,865,800
                 Project Bonds, JFK International Air Terminal LLC Project,
                 Series 6, 6.250%, 12/01/10 (Alternative Minimum Tax) -
                 MBIA Insured

                Tobacco Settlement Financing Corporation of New York State,
                Asset-Backed Bonds, Series 2003-A1:
       10,000    5.500%, 6/01/17                                                       6/11 at 100.00        AA-         10,613,000
       26,190    5.500%, 6/01/18                                                       6/12 at 100.00        AA-         27,721,067
       33,810    5.500%, 6/01/19                                                       6/13 at 100.00        AA-         35,702,684


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

        3,220   Charlotte, North Carolina, Refunding Certificates of                  12/03 at 102.00        AAA          3,295,863
                 Participation, Convention Facility Project, Series 1993C,
                 5.250%, 12/01/20 (Pre-refunded to 12/01/03) -
                 AMBAC Insured

        1,500   City of Charlotte, North Carolina, Certificates of                     6/13 at 100.00        AA+          1,507,305
                 Participation, Governmental Facilities Projects,
                 Series 2003G, 5.000%, 6/01/33

        2,500   North Carolina Eastern Municipal Power Agency, Power                   1/13 at 100.00        BBB          2,414,700
                 System Revenue Bonds, Series 2003D Refunding,
                 5.125%, 1/01/26

        1,105   North Carolina Eastern Municipal Power Agency, Power                   1/07 at 102.00        AAA          1,245,015
                 System Revenue Bonds, Refunding Series 1996 A,
                 5.700%, 1/01/13 - MBIA Insured

       10,000   North Carolina Municipal Power Agency Number 1,                        1/10 at 101.00       BBB+         10,913,300
                 Catawba Electric Revenue Bonds, Series 1999B,
                 6.500%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.2%

        3,000   Board of Education, City School District of Columbus,                  6/13 at 100.00        AAA          3,028,320
                 Franklin County, Ohio, General Obligation Bonds,
                 Series 2003, 5.000%, 12/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.1%

        2,000   Hospital Facility Authority of Clackamas County, Oregon,               5/11 at 101.00         AA          2,068,560
                 Revenue Bonds, Legacy Health System, Refunding
                 Series 2001, 5.250%, 5/01/21


                                       17


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.0%

$       5,955   Pennsylvania Convention Center Authority, Revenue Refunding            9/04 at 102.00        BBB        $ 6,309,680
                 Bonds, Series 1994A, 6.750%, 9/01/19

       11,175   Pennsylvania Housing Finance Agency, Single Family                     4/04 at 102.00        AA+         11,419,844
                 Mortgage Revenue Bonds, Series 36, 5.450%, 10/01/14

        6,825   Pennsylvania Housing Finance Agency, Single Family                     4/06 at 102.00        AA+          7,073,498
                 Mortgage Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
                 (Alternative Minimum Tax)

        4,500   Pennsylvania Higher Educational Facilities Authority,                  7/08 at 100.00         AA          4,400,280
                 University of Pennsylvania Revenue Bonds, Series 1998,
                 4.500%, 7/15/21

       10,075   State Public School Building Authority, Pennsylvania,                  6/13 at 100.00        AAA         10,147,036
                 Lease Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.9%

       10,000   Puerto Rico Infrastructure Financing Authority, Special               10/10 at 101.00        AAA         10,794,900
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        5,500   Puerto Rico Industrial, Tourist, Educational, Medical and              6/10 at 101.00       Baa2          5,695,800
                 Environmental Control Facilities Financing Authority,
                 Cogeneration Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.0%

        6,250   Rhode Island Health and Educational Building Corporation,              5/07 at 102.00        AAA          6,389,188
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.250%, 5/15/26 - MBIA Insured

       16,000   Tobacco Settlement Financing Corporation of Rhode Island,              6/12 at 100.00        BBB         13,427,360
                 Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.2%

       13,000   Piedmont Municipal Power Agency, South Carolina, Electric              1/04 at 100.00       BBB-         11,755,120
                 Revenue Bonds, 1986 Refunding Series, 5.000%, 1/01/25

       20,000   South Carolina Jobs Economic Development Authority,                   11/12 at 100.00         A-         20,197,000
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30

        8,000   South Carolina Jobs Economic Development Authority,                   12/10 at 102.00     BBB***         10,179,280
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.375%, 12/15/21 (Pre-refunded to 12/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 5.7%

       13,000   Alliance Airport Authority, Inc., Texas, Special Facilities           12/03 at 100.00        CCC          9,076,730
                 Revenue Bonds, American Airlines, Inc. Project,
                 Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

       24,265   Austin, Texas, Combined Utility System Revenue                           No Opt. Call        AAA         33,715,247
                 Refunding Bonds, Series 1992A, 12.500%, 11/15/07 -
                 MBIA Insured

        5,110   Brazos River Authority, Texas, Pollution Control Revenue               4/13 at 101.00        BBB          5,686,664
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

        1,025   Corpus Christi Housing Finance Corporation, Texas,                     1/04 at 101.00        AAA          1,037,525
                 Single Family Mortgage Senior Revenue Refunding
                 Bonds, Series 1991A, 7.700%, 7/01/11 - MBIA Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien            11/11 at 100.00        AAA          2,773,845
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

       10,045   Houston, Texas, Airport System Subordinate Lien                        7/10 at 100.00        AAA         10,822,583
                 Revenue Bonds, Series 2000A, 5.875%, 7/01/16
                 (Alternative Minimum Tax) - FSA Insured

       23,565   Houston, Texas, Hotel Occupancy Tax and Special Revenue                  No Opt. Call        AAA          5,586,790
                 Bonds, Convention Project, Series 2001B,
                 0.000%, 9/01/29 - AMBAC Insured

                Irving Independent School District, Texas, Unlimited Tax
                School Building Bonds, Series 1997:
        5,685    0.000%, 2/15/10                                                         No Opt. Call        AAA          4,543,452
        3,470    0.000%, 2/15/11                                                         No Opt. Call        AAA          2,615,929

       22,060   Leander Independent School District Williamson and Travis               8/09 at 31.45        AAA          5,504,632
                 Counties, Texas, Unlimited Tax School Building and
                 Refunding Bonds, Series 2000, 0.000%, 8/15/27

        6,000   Matagorda County Navigation District 1, Texas, Revenue                   No Opt. Call       BBB-          6,521,940
                 Refunding Bonds, Reliant Energy, Inc. Project,
                 Series 1999C, 8.000%, 5/01/29 (Mandatory
                 put 4/01/08)

        3,250   Midland, Texas, Tax and Limited Pledge Revenue Bonds,                  3/10 at 100.00        AAA          3,647,248
                 Certificates of Obligation, Series 2000,
                 6.100%, 3/01/27 - FGIC Insured


                                       18

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Port Corpus Christi, Texas, Industrial Development                     5/07 at 102.00        BB-        $ 5,126,100
                 Corporation Environmental Facilities Revenue Bonds,
                 CITGO Petroleum Corporation Project, Series 2003,
                 8.250%, 11/01/31 (Alternative Minimum Tax)

        5,000   Port Corpus Christi Industrial Development Corporation,                4/08 at 102.00        BBB          5,013,200
                 Texas, Revenue Refunding Bonds, Valero Refining and
                 Marketing Company Project, Series 1997A,
                 5.400%, 4/01/18

        2,000   Sabine River Authority, Texas, Pollution Control Revenue               7/13 at 101.00        BBB          2,031,140
                 Refunding Bonds, TXU Energy Company Project,
                 Series 2003A, 5.800%, 7/01/22

        6,530   Weslaco Health Facilities Development Corporation,                     6/04 at 102.00        AAA          6,688,418
                 Texas, Hospital Revenue Bonds, Knapp Medical Center
                 Project, Series 1994, 5.375%, 6/01/23 -
                 CONNIE LEE/AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 2.0%

       12,000   Intermountain Power Agency, Utah, Power Revenue                        7/06 at 102.00         A+         12,156,000
                 Refunding Bonds, 1996 Series D, 5.000%, 7/01/21

        5,000   Intermountain Power Agency, Utah, Power Supply Revenue                 7/07 at 102.00        AAA          5,569,050
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

                Intermountain Power Agency, Utah, Power Supply Revenue
                Refunding Bonds, Series 1993A:
        8,845    5.500%, 7/01/20                                                       1/04 at 102.00      A+***          9,053,742
        8,280    5.000%, 7/01/23                                                       1/04 at 100.00         A+          8,279,917

        4,400   Utah Housing Finance Agency, Single Family Mortgage                    1/10 at 101.50        AAA          4,414,784
                 Bonds, 1998 Series G-2, Class I, 5.200%, 7/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%

        3,245   Virginia Housing Development Authority, Multifamily                    1/08 at 102.00        AA+          3,393,881
                 Housing Bonds, Series 1997E, 5.600%, 11/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.6%

       12,500   Energy Northwest, Washington, Columbia Generation                      7/12 at 100.00        AAA         14,192,500
                 Station Electric Revenue Refunding Bonds, Series 2002B,
                 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Nuclear Project No. 3                    7/13 at 100.00        Aa1          4,387,760
                 Electric Revenue Bonds, Series 2003A Refunding,
                 5.500%, 7/01/17

        3,700   Tobacco Settlement Authority, Washington State, Tobacco                6/13 at 100.00        BBB          3,310,723
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.625%, 6/01/32

                State of Washington, Motor Vehicle Fuel Tax, General
                Obligation Bonds, Series 2002-03C:
        7,000    0.000%, 6/01/29 - MBIA Insured                                          No Opt. Call        AAA          1,696,730
       16,195    0.000%, 6/01/30 - MBIA Insured                                          No Opt. Call        AAA          3,704,444

       17,700   Washington Public Power Supply System, Nuclear Project 2               7/04 at 102.00        Aa1         18,498,447
                 Revenue Refunding Bonds, Series 1994A, 5.375%, 7/01/10

        8,200   Washington Public Power Supply System, Nuclear Project No. 3             No Opt. Call        Aa1          4,980,188
                 Refunding Revenue Bonds, Series 1989B, 0.000%, 7/01/14


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.2%

        3,640   West Virginia Housing Development Fund, Multifamily                   11/06 at 102.00        AAA          3,793,717
                 Housing Finance Bonds, Series 1997A, 6.050%, 5/01/27


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.0%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        4,500    6.125%, 6/01/27                                                       6/12 at 100.00        BBB          4,113,360
       10,610    6.375%, 6/01/32                                                       6/12 at 100.00        BBB          9,228,260

          460   Wisconsin Housing and Economic Development Authority,                  9/08 at 101.50         AA            466,790
                 Home Ownership Revenue Bonds, 1998 Series B,
                 5.600%, 3/01/28 (Alternative Minimum Tax)

        6,000   Wisconsin Health and Educational Facilities Authority,                 9/13 at 100.00         A-          6,030,600
                 Revenue Bonds, Franciscan Sisters of Christian Health
                 Care Ministry, Series 2003A, 5.875%, 9/01/33
------------------------------------------------------------------------------------------------------------------------------------
$   2,145,730   Total Long-Term Investments (cost $1,797,034,927) - 96.8%                                             1,872,079,756
=============-----------------------------------------------------------------------------------------------------------------------


                                       19


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                            RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2%

$      17,255   Clark County School District, Nevada, General Obligation                                    A-1+        $17,255,000
                 Variable Rate Demand Bonds, Series A,
                 1.120%, 6/15/21 - FSA Insured+

        6,000   Illinois Health Facilities Authority, Revenue Bonds,                                         A-1          6,000,000
                 Resurrection Health Care System, Variable Rate, Demand
                 Obligation, Series 1999A, 1.150%, 5/15/29 - FSA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$      23,255   Total Short-Term Investments (cost $23,255,000)                                                          23,255,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,820,289,927) - 98.0%                                                       1,895,334,756
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     39,098,168
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $1,934,432,924
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       20


                            Nuveen Municipal Income Fund, Inc. (NMI)

                            Portfolio of
                                    INVESTMENTS October 31, 2003

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$         690   Phenix City, Alabama, Industrial Development Board                     5/12 at 100.00        BBB        $   706,857
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Project, Series 2002A, 6.350%, 5/15/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 8.6%

        5,530   Adelanto School District, San Bernardino County,                         No Opt. Call        AAA          2,101,068
                 California, General Obligation Bonds, Series 1997A,
                 0.000%, 9/01/22 - MBIA Insured

                Brea Olinda Unified School District, California, General
                Obligation Bonds, Series 1999A:
        2,000    0.000%, 8/01/21 - FGIC Insured                                          No Opt. Call        AAA            806,160
        2,070    0.000%, 8/01/22 - FGIC Insured                                          No Opt. Call        AAA            779,810
        2,120    0.000%, 8/01/23 - FGIC Insured                                          No Opt. Call        AAA            743,696

          357   California Pollution Control Financing Authority, Solid                7/07 at 102.00        N/R             64,314
                 Waste Disposal Revenue Bonds, CanFibre of Riverside
                 Project, Series 1997A, 9.000%, 7/01/19 (Alternative
                 Minimum Tax)#

        1,150   Foothill-Eastern Transportation Corridor Agency,                       1/07 at 100.00        AAA          1,300,846
                 California, Toll Road Revenue Bonds, Series 1995A,
                 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

          500   Lake Elsinore Public Financing Authority, California,                 10/13 at 102.00        N/R            491,315
                 Local Agency Revenue Refunding Bonds, Series 2003H,
                 6.375%, 10/01/33

        1,000   Vernon, California, Electric System Revenue Bonds,                     4/08 at 100.00         A2          1,018,020
                 Series 2003C, Malburg Generating Station Project,
                 5.375%, 4/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.9%

          500   Colorado Educational and Cultural Facilities Authority,                8/11 at 100.00        Ba2            519,750
                 Boulder County, Colorado, Charter School Revenue Bonds,
                 Peak to Peak Charter School Project, Created by Boulder
                 Valley School District No. RE-2, 7.500%, 8/15/21

        1,000   Colorado Educational and Cultural Facilities Authority,                6/11 at 100.00        Ba1          1,031,460
                 Charter School Revenue Bonds, Series 2001, Frontier
                 Academy Project in Weld County School District No. 6,
                 7.375%, 6/01/31

          920   Colorado Educational and Cultural Facilities Authority,                7/12 at 100.00        BBB            888,352
                 Charter School Revenue Bonds, DCS Montessori Project
                 in Douglas County School District RE-1, Series 2002A,
                 6.000%, 7/15/22


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 6.1%

        1,480   Capitol Region Education Council, Connecticut, Revenue                10/05 at 102.00        BBB          1,558,203
                 Bonds, Series 1995, 6.750%, 10/15/15

        2,000   Connecticut Health and Educational Facilities Authority,               7/06 at 102.00       BBB-          2,063,000
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          500   Eastern Connecticut Resource Recovery Authority, Solid                 1/04 at 101.00        BBB            501,860
                 Waste Revenue Bonds, Wheelabrator Lisbon Project,
                 Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

          970   Williamantic Housing Authority, Connecticut, GNMA                     10/05 at 105.00        AAA          1,041,664
                 Collateralized Mortgage Loan Multifamily Housing Revenue
                 Bonds, Village Heights Apartments Project, Series 1995A,
                 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.4%

          190   Dade County Industrial Development Authority, Florida,                 6/05 at 102.00        N/R            193,257
                 Revenue Bonds, Miami Cerebral Palsy Residential
                 Services Inc. Project, Series 1995, 8.000%, 6/01/22

        2,000   Martin County, Florida, Industrial Development Authority,             12/04 at 102.00       BBB-          2,089,340
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration, L.P. Project, Series 1994A,
                 7.875%, 12/15/25 (Alternative Minimum Tax)

          600   Martin County, Florida, Industrial Development Authority,             12/04 at 102.00       BBB-            623,526
                 Industrial Development Revenue Refunding Bonds, Series B,
                 Indiantown Cogeneration Project, 8.050%, 12/15/25
                 (Alternative Minimum Tax)


                                       21


                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 7.7%

$       1,615   Chicago, Illinois, Tax Increment Allocation Bonds,                     1/09 at 100.00        N/R        $ 1,594,619
                 Irving/Cicero Redevelopment Project, Series 1998,
                 7.000%, 1/01/14

                Illinois Development Finance Authority, Revenue Bonds,
                 Chicago Charter School Foundation Project, Series 2002A:
          500    6.125%, 12/01/22                                                     12/12 at 100.00        BBB            490,600
        1,000    6.250%, 12/01/32                                                     12/21 at 100.00        BBB            974,460

        1,000   Illinois Educational Facilities Authority, Student Housing             5/12 at 101.00       Baa2          1,002,950
                 Revenue Bonds, Educational Advancement Foundation
                 Fund, University Center Project, Series 2002,
                 6.250%, 5/01/34

        1,875   Joliet Regional Port District, Illinois, Airport Facilities            7/07 at 103.00        N/R          1,679,569
                 Revenue Bonds, Lewis University Airport, Series 1997A,
                 7.250%, 7/01/18 (Alternative Minimum Tax)

        2,000   Robbins, Illinois, Resources Recovery Revenue Bonds,                     No Opt. Call        N/R            741,580
                 Restructuring Project Series 1999C, Guaranteed by
                 Foster Wheeler, 7.250%, 10/15/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.8%

        2,000   Indiana Health Facility Financing Authority, Hospital                  8/12 at 101.00       Baa1          2,046,920
                 Revenue Bonds, Series 2002, Riverview Hospital
                 Project, 6.125%, 8/01/31

        3,695   Whitley County, Indiana, Solid Waste and Sewage                       11/10 at 102.00        N/R          3,699,101
                 Disposal Revenue Bonds, Steel Dynamics Inc. Project,
                 Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.8%

        3,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement                 6/11 at 101.00        BBB          2,378,760
                 Asset-Backed Revenue Bonds, Series 2001B,
                 5.300%, 6/01/25


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.1%

                Louisiana Public Facilities Authority, Extended Care Facilities
                Revenue Bonds, Comm-Care Corporation Project, Series 1994:
          150    11.000%, 2/01/04                                                        No Opt. Call        BBB            151,086
        2,000    11.000%, 2/01/14                                                        No Opt. Call        BBB          2,497,960


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 3.6%

        2,000   Anne Arundel County, Maryland, Multifamily Housing                       No Opt. Call        BBB          2,005,100
                 Revenue Bonds, Twin Coves Apartments Project,
                 Series 1994, 7.450%, 12/01/24 (Alternative Minimum Tax)
                 (Mandatory put 12/01/03)

        1,000   Maryland Energy Financing Administration Limited                       9/05 at 102.00        N/R          1,014,510
                 Obligation Cogeneration Revenue Bonds, AES Warrior
                 Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.1%

          500   Massachusetts Development Finance Agency, Resource                    12/09 at 102.00        BBB            528,680
                 Recovery Revenue Bonds, Ogden Haverhill, Series 1999A,
                 6.700%, 12/01/14 (Alternative Minimum Tax)

        1,000   Massachusetts Industrial Finance Agency, Resource                        No Opt. Call        BBB          1,006,260
                 Recovery Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1992A Remarketing, 4.850%, 12/01/05

          270   Massachusetts Industrial Finance Agency, Resource                     12/08 at 102.00        BBB            265,251
                 Recovery Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1998A, 5.450%, 12/01/12 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.7%

        1,000   Delta County Economic Development Corporation,                         4/12 at 100.00        BBB          1,033,480
                 Michigan, Environmental Improvement Revenue
                 Refunding Bonds, MeadWestvaco Corporation-Escanaba
                 Paper Company Project, Series 2002B, 6.450%,
                 4/15/23 (Alternative Minimum Tax)

        2,150   Michigan State Hospital Finance Authority, Hospital                    1/06 at 102.00        Ba3          1,655,371
                 Revenue Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16

          500   Wayne County, Michigan, Special Airport Facilities Revenue            12/05 at 102.00        N/R            443,270
                 Bonds, Northwest Airlines Inc. Refunding, Series 1995,
                 6.750%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.1%

          925   The Housing and Redevelopment Authority of the City                   11/03 at 102.00        Ba2            925,768
                 of St. Paul, Minnesota, Hospital Facility Revenue Bonds,
                 HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17


                                       22

    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.7%

$       1,500   Montana Board of Investments, Exempt Facility Revenue                  7/10 at 101.00        Ba3        $ 1,437,765
                 Bonds, Stillwater Mining Company Project, Series 2000,
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities                    11/12 at 101.00         A+          1,033,640
                 Revenue Bonds, Cargill Inc. Project, Series 2002,
                 5.900%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.8%

          700   New Hampshire Higher Educational and Health Facilities                 1/07 at 102.00       BBB-            707,420
                 Authority, Revenue Bonds, New Hampshire College,
                 Series 1997, 6.375%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.8%

        1,455   Cattaraugus County Industrial Development Agency,                        No Opt. Call        N/R            930,545
                 New York, Revenue Bonds, Laidlaw Energy and
                 Environmental Inc. Project, Series 1999A,
                 8.500%, 7/01/21 (Alternative Minimum Tax)##

        2,500   New York State Medical Care Facilities Finance Agency,                 2/05 at 102.00        AAA          2,729,750
                 Brookdale Hospital Medical Center Secured Hospital
                 Revenue Bonds, 1995 Series A, 6.800%, 8/15/12
                 (Pre-refunded to 2/15/05)

        4,190   Yates County Industrial Development Agency, New York,                  2/11 at 101.00        AA+          4,493,566
                 Civic Facility Revenue Bonds, Series 2000A, Soldiers
                 and Sailors Memorial Hospital - FHA-Insured Mortgage,
                 6.000%, 2/01/41


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.9%

        2,500   Ohio Water Development Authority, Solid Waste Disposal                 9/09 at 102.00        N/R          2,488,425
                 Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 7.1%

        1,800   Allegheny County, Hospital Development Authority,                     11/10 at 102.00          B          1,849,536
                 Pennsylvania, Health System Revenue Bonds, Series 2000B,
                 West Penn Allegheny Health System, 9.250%, 11/15/30

        1,400   Carbon County Industrial Development Authority,                          No Opt. Call       BBB-          1,504,776
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        1,000   Pennsylvania Convention Center Authority, Revenue                      9/04 at 102.00        BBB          1,059,560
                 Refunding Bonds, Series 1994A, 6.750%, 9/01/19

        1,500   Pennsylvania Economic Development Financing Authority,                12/04 at 102.00       BBB-          1,554,525
                 Resource Recovery Revenue Bonds, Colver Project,
                 Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.5%

          500   Tobacco Settlement Financing Corporation of Rhode Island,              6/12 at 100.00        BBB            419,605
                 Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.1%

        1,000   Tobacco Settlement Revenue Management Authority,                       5/11 at 101.00        BBB            906,130
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.5%

        1,000   Knox County Health, Educational and Housing Facilities                 4/12 at 101.00       Baa2          1,030,730
                 Board, Tennessee, Hospital Facilities Revenue Bonds,
                 Baptist Health System of East Tennessee, Series 2002,
                 6.375%, 4/15/22

        1,000   The Health, Educational and Housing Facility Board of                  9/12 at 100.00         A-          1,082,580
                 the County of Shelby, Tennessee, Hospital Revenue
                 Bonds, Methodist Healthcare, Series 2002,
                 6.500%, 9/01/26


------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 8.7%

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewage and                 4/12 at 100.00         A+          2,087,420
                 Solid Waste Disposal Revenue Bonds, Anheuser Busch
                 Company Project, Series 2002, 5.900%, 4/01/36
                 (Alternative Minimum Tax)

          340   Hidalgo County Housing Finance Corporation, Texas,                     4/04 at 102.00        Aaa            345,460
                 GNMA/FNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1994A, 7.000%, 10/01/27
                 (Alternative Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas,                        10/13 at 101.00        AAA          1,993,380
                 Collateralized Revenue Refunding Bonds, Houston Light
                 and Power Company Project, Series 1995,
                 4.000%, 10/15/15 - MBIA Insured

        2,000   Weslaco Health Facilities Development Corporation,                     6/12 at 100.00       BBB+          2,047,160
                 Texas, Hospital Revenue Bonds, Knapp Medical Center
                 Project, Series 2002, 6.250%, 6/01/25


                                       23


                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                           OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                               PROVISIONS*  RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                West Texas Independent School District, McLennan and Hill
                Counties, Unlimited Tax School Building and Refunding Bonds,
                Series 1998:
$       1,000    0.000%, 8/15/25                                                        8/13 at 51.84        AAA        $   298,270
        1,000    0.000%, 8/15/26                                                        8/13 at 49.08        AAA            280,290
        1,000    0.000%, 8/15/27                                                        8/13 at 46.47        AAA            264,520


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 3.1%

        1,000   Chesterfield County Industrial Development Authority,                 11/10 at 102.00         A3          1,063,860
                 Virginia, Pollution Control Revenue Bonds, Virginia
                 Electric and Power Company, Series 1987A,
                 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority,                  10/12 at 100.00       BBB-          1,528,454
                 Virginia, Exempt Facility Revenue Bonds, UAE LP Project,
                 Series 2002 Refunding, 6.500%, 10/15/17


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.6%

        1,240   Bellingham Housing Authority, Washington, Housing                     11/04 at 100.00      A1***          1,313,160
                 Revenue Bonds, Cascade Meadows Project, Series 1994,
                 7.100%, 11/01/23 (Pre-refunded to 11/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3%

        2,000   Mason County, West Virginia, Pollution Control Revenue                10/11 at 100.00        BBB          1,984,800
                 Bonds, Series 2003L, Appalachian Power Company
                 Project, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        1,000   Wisconsin Health and Educational Facilities Authority,                10/11 at 100.00        BBB          1,008,310
                 Revenue Bonds, Carroll College Inc. Project, Series 2001,
                 6.250%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      92,882   Total Long-Term Investments (cost $81,074,005) - 97.2%                                                   82,101,430
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2%

          500   The City of New York, New York, General Obligation                                          A-1+            500,000
                 Adjustable Rate Bonds, Fiscal Series 1994B-2, Subseries B5,
                 1.150%, 8/15/11 - MBIA Insured+

          500   New York Municipal Water Finance Authority, New York,                                       A-1+            500,000
                 Water and Sewer System Variable Rate Demand Revenue
                 Bonds, Fiscal Series 1994C, 1.150%, 6/15/23 - FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $82,074,005) - 98.4%                                                             83,101,430
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      1,389,444
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $84,490,874
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    #    Non-income producing security. On January 1, 2002, CFR
                         Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc., has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                    ##   Non-income producing security. In August 2002,
                         Cattaraugus Acquisition Corp. (an entity formed by several Nuveen Funds owning various interests, in the Laidlaw Energy and Environmental Inc. project) took possession of 80% of the Laidlaw Energy assets on behalf of the various Nuveen Funds. Cattaraugus
                         Acquisition Corp. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.


                                       24


                            Statement of
                                ASSETS AND LIABILITIES October 31, 2003
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,820,289,927 and $82,074,005, respectively)                 $1,895,334,756        $ 83,101,430
Cash                                                                                                  4,350,421                  --
Receivables:
   Interest                                                                                          31,133,038           1,513,894
   Investments sold                                                                                  13,412,396             145,000
Other assets                                                                                             67,836               3,651
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                1,944,298,447          84,763,975
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                               --             182,084
Payable for investments purchased                                                                     8,120,220                  --
Accrued expenses:
   Management fees                                                                                      879,590              46,610
   Other                                                                                                865,713              44,407
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                               9,865,523             273,101
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,934,432,924        $ 84,490,874
====================================================================================================================================
Shares outstanding                                                                                  194,959,520           8,113,876
====================================================================================================================================
Net asset value per share outstanding (net assets
   divided by shares outstanding)                                                                $         9.92        $      10.41
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                 $    1,949,595        $     81,139
Paid-in surplus                                                                                   1,837,694,558          90,828,586
Undistributed (Over-distribution of) net investment income                                            7,300,260            (275,990)
Accumulated net realized gain (loss) from investments                                                12,443,682          (7,170,286)
Net unrealized appreciation of investments                                                           75,044,829           1,027,425
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,934,432,924        $ 84,490,874
====================================================================================================================================
Authorized shares                                                                                   350,000,000         200,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.


                            Statement of
                                 OPERATIONS Year Ended October 31, 2003

                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                  $108,861,631         $ 5,349,148
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                      10,712,032             555,364
Shareholders' servicing agent fees and expenses                                                         725,195              39,198
Custodian's fees and expenses                                                                           435,444              26,586
Directors' fees and expenses                                                                             24,023               1,441
Professional fees                                                                                        52,340             281,718
Shareholders' reports - printing and mailing expenses                                                   153,763              22,708
Stock exchange listing fees                                                                              73,522              11,286
Investor relations expense                                                                              246,161              15,949
Other expenses                                                                                           54,182               5,710
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                           12,476,662             959,960
   Custodian fee credit                                                                                 (67,016)             (3,242)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                         12,409,646             956,718
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                96,451,985           4,392,430
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                            12,292,008          (7,054,148)
Change in net unrealized appreciation (depreciation) of investments                                 (15,927,673)          5,775,847
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                     (3,635,665)         (1,278,301)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                         $ 92,816,320         $ 3,114,129
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                  CHANGES IN NET ASSETS
                                                                  MUNICIPAL VALUE (NUV)                   MUNICIPAL INCOME (NMI)
                                                        -----------------------------------         --------------------------------
                                                            YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                              10/31/03             10/31/02            10/31/03            10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                   $   96,451,985        $  99,272,756         $ 4,392,430         $ 4,895,839
Net realized gain (loss) from investment transactions       12,292,008            8,064,722          (7,054,148)            330,105
Change in net unrealized appreciation (depreciation)
   of investments                                          (15,927,673)         (42,196,425)          5,775,847          (2,760,792)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  92,816,320           65,141,053           3,114,129           2,465,152
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (96,727,379)         (99,430,445)         (4,747,653)         (4,972,156)
From accumulated net realized gains from
   investment transactions                                  (8,063,396)          (1,442,700)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
   to shareholders                                        (104,790,775)        (100,873,145)         (4,747,653)         (4,972,156)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                    --                   --             227,854             314,902
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      (11,974,455)         (35,732,092)         (1,405,670)         (2,192,102)
Net assets at the beginning of year                      1,946,407,379        1,982,139,471          85,896,544          88,088,646
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                            1,934,432,924        1,946,407,379          84,490,874          85,896,544
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of year                 $    7,300,260       $    7,887,053         $  (275,990)        $   (47,547)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, there were no such outstanding purchase commitments in either of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in shares were as follows:

                                                          MUNICIPAL VALUE (NUV)    MUNICIPAL INCOME (NMI)
                                                          ---------------------    ----------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                             ENDED        ENDED        ENDED        ENDED
                                                          10/31/03     10/31/02     10/31/03     10/31/02
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders
due to reinvestment of
distributions                                                   --           --       20,892       27,850
=========================================================================================================

                            Notes to
                               FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended October 31, 2003, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Purchases                                          $679,870,905      $ 8,493,470
Sales and maturities                                690,529,201       10,549,910
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Cost of investments                              $1,816,047,663      $82,033,566
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $117,575,148     $ 3,523,029
   Depreciation                                     (38,288,055)     (2,455,165)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments         $ 79,287,093     $ 1,067,864
================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2003, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income                 $ 7,076,676             $ --
Undistributed net ordinary income *                   3,630,014               --
Undistributed net long-term capital gains            12,590,238               --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                      MUNICIPAL        MUNICIPAL
2003                                                VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income            $97,187,351       $4,645,020
Distributions from net ordinary income *                175,464          142,072
Distributions from net long-term capital gains        7,915,360               --
================================================================================


                                                      MUNICIPAL        MUNICIPAL
2002                                                VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income            $99,430,445       $5,019,154
Distributions from net ordinary income *                643,366               --
Distributions from net long-term capital gains          799,334               --
================================================================================


* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, Municipal Income (NMI) has an unused capital loss carryforward of $7,121,501, available to be applied against future capital gains, if any. If not applied, $116,138 and $7,005,363 of the carryforward will expire in the years 2008 and 2011, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under Municipal Value's (NUV) investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                   MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------
For the first $500 million                                                .3500%
For the next $500 million                                                 .3250
For net assets over $1 billion                                            .3000
================================================================================


In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income as follows:

GROSS INTEREST INCOME                                      MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Under Municipal Income's (NMI) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                  MUNICIPAL INCOME (NMI)
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                       MUNICIPAL       MUNICIPAL
                                                     VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Consumer Staples                                              4%             7%
Education and Civic Organizations                             3              6
Healthcare                                                   18             18
Housing/Multifamily                                           1              4
Housing/Single Family                                         3             --
Long-Term Care                                                1              4
Materials                                                    --             10
Tax Obligation/General                                       13              7
Tax Obligation/Limited                                       20             10
Transportation                                                9              2
U.S. Guaranteed                                               8              6
Utilities                                                    14             24
Water and Sewer                                               4              1
Other                                                         2              1
--------------------------------------------------------------------------------
                                                            100%            100%
================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (45% for Municipal Value (NUV) and 15% for Municipal Income (NMI)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 15, 2003, as follows:

                                                     MUNICIPAL         MUNICIPAL
                                                   VALUE (NUV)      INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                      $.0400            $.0450
================================================================================


                            Financial
                                   HIGHLIGHTS

Selected data for a share outstanding throughout each year:
                                            Investment Operations                Less Distributions
                                    -----------------------------------    ------------------------------
                                                 Net Realized/
                        Beginning          Net      Unrealized                    Net                          Ending
                        Net Asset   Investment      Investment             Investment    Capital            Net Asset         Ending
                            Value       Income     Gain (Loss)    Total        Income      Gains    Total       Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2003               $ 9.98         $.49           $(.01)   $ .48         $(.50)     $(.04)  $(.54)      $ 9.92       $ 9.1200
        2002                10.17          .51            (.18)     .33          (.51)      (.01)   (.52)        9.98         9.3200
        2001                 9.77          .51             .42      .93          (.51)      (.02)   (.53)       10.17         9.4800
        2000                 9.48          .52             .28      .80          (.51)        --    (.51)        9.77         8.5625
        1999                10.37          .51            (.80)    (.29)         (.51)      (.09)   (.60)        9.48         8.6250

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2003                10.61          .54            (.15)     .39          (.59)        --    (.59)       10.41         9.6400
        2002                10.92          .61            (.30)     .31          (.62)        --    (.62)       10.61         9.9000
        2001                11.01          .67            (.06)     .61          (.70)        --    (.70)       10.92        11.9000
        2000                11.43          .70            (.36)     .34          (.70)      (.06)   (.76)       11.01        11.2500
        1999                12.10          .70            (.61)     .09          (.69)      (.07)   (.76)       11.43        11.0000
====================================================================================================================================

                              Total Returns                                    Ratios/Supplemental Data
                       ---------------------------   -------------------------------------------------------------------------------
                                                                        Before Credit              After Credit*
                                                                  ------------------------   ------------------------
                                                                              Ratio of Net               Ratio of Net
                                                                    Ratio of    Investment     Ratio of    Investment
                                                         Ending     Expenses     Income to     Expenses     Income to     Portfolio
                           Based on   Based on Net   Net Assets   to Average       Average   to Average       Average      Turnover
                       Market Value+   Asset Value+        (000)  Net Assets    Net Assets   Net Assets    Net Assets          Rate
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2003                   3.66%          4.90%  $1,934,433          .64%         4.97%         .64%         4.97%           36%
        2002                   3.80           3.32    1,946,407          .65          5.07          .65          5.08            13
        2001                  17.32           9.77    1,982,139          .65          5.09          .64          5.10            10
        2000                   5.46           8.71    1,903,967          .65          5.44          .64          5.44            17
        1999                  (7.50)         (2.94)   1,847,333          .65          5.09          .65          5.10            13

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2003                   3.02           3.71       84,491         1.12          5.14         1.12          5.14            10
        2002                 (11.93)          2.87       85,897          .91          5.62          .90          5.64            36
        2001                  12.24           5.68       88,089          .83          6.14          .83          6.15            11
        2000                   9.45           3.02       88,214          .80          6.20          .77          6.23             6
        1999                  (5.77)           .74       91,123          .82          5.88          .82          5.89            31
====================================================================================================================================

*    After custodian fee credit, where applicable.

+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in net asset value per share. Total returns are not annualized.

                                 See accompanying notes to financial statements.


                                  34-35 spread


                        Directors
                                AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors of the Funds. The number of directors of the Funds is currently set at twelve. None of the directors who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                           NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                  OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director                   Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director           2001    Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director           1997    Private Investor and Management Consultant.                           141
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director           1993    Retired (since 1989) as Senior Vice President of The                  141
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Director           1999    President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director           1994    Retired, formerly, Executive Director (since 1998) of Manitoga/       141
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Director           1992    Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Director           1992    Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606


                                       36

                                                                                                                           NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                  OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director           1991    Adjunct Professor of Business and Economics, University of            141
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director           1997    Senior Partner and Chief Operating Officer, Miller-Valentine          141
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director           1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          141
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Director           1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606



                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606


                                       37

                               Directors
                                      AND OFFICERS (CONTINUED)


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice President     2001    Vice President of Nuveen Advisory Corp. (since 2001);                 142
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.;                              128
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


                                       38

                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003), previously, Assistant                    128
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003);                 128
10/27/65                                                  previously, Principal and portfolio manager with The Vanguard
333 W. Wacker Drive                                       Group (1999-2003); prior thereto, Assistant Vice President
Chicago, IL 60606                                         of the Nuveen Advisory Corp.; Chartered
Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Director was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                          Build Your Wealth
                                 AUTOMATICALLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION



BOARD OF DIRECTORS
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended October 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     EAN-A-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.